Offerings - Offering: 1	May 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share(2)(3)
Amount Registered | shares	8,625,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 86,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,911.13
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes 1,125,000 ordinary shares, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any. (3) Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.